Commitments and Contingencies - Additional Information (Detail) - Long Term Purchase Obligation Related To Cloud Based Hosting [Member] $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Loss Contingencies [Line Items]
Total purchase commitments	$ 79.1
February 2025 [Member] | Barclays Bank Plc [Member]
Loss Contingencies [Line Items]
Total purchase commitments	$ 23.3